Income Taxes (Components of Net Deferred Tax Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets foreign tax credit forwards	[1]	¥ 124,695		¥ 54,416
Net operating loss carryforwards	[2],[3]	149,521		168,387
Valuation allowance		233,991	[1],[2],[3]	198,800	[1],[2],[3]	¥ 163,164	¥ 129,150
Mizuho Bank Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets foreign tax credit forwards		99,994		37,517
Mizuho Securities Company Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		9,186		49,393
Valuation allowance		4,205		43,488
Mizuho Financial Group, Inc.
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		25,128		24,978
Valuation allowance		¥ 25,128		¥ 24,978
Earliest Tax Year [Member] | Mizuho Bank Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Operating loss carryforwards, expiration date		Mar. 31, 2026		Mar. 31, 2026
Latest Tax Year [Member] | Mizuho Bank Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Operating loss carryforwards, expiration date		Mar. 31, 2027		Mar. 31, 2027

[1]	The amount includes ¥37,517 million and ¥99,994 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2023 and 2024, respectively. The amount is fully offset by valuation allowance, and if not utilized, the amount will expire during the fiscal years ending March 31, 2026 and 2027, respectively.
[2]	The amount includes ¥24,978 million and ¥25,128 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,978 million and ¥25,128 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	The amount includes ¥49,393 million and ¥9,186 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥43,488 million and ¥4,205 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.